Note 14 - Income Taxes	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]

14.  Income Taxes

Income tax expense for the years ended December 31, 2013 and 2012 is primarily due to minimum state and local income taxes. The Company recorded a deferred tax liability of $10,870,063 as of December 31, 2013 related to the reverse merger transaction. The deferred tax liability was recorded to account for the book vs. tax basis difference related to the in-process research and development intangible asset which was recorded in connection with the merger.

Deferred income taxes reflect the net effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The Company’s deferred tax assets relate primarily to its net operating loss carryforwards and other balance sheet basis differences. In accordance with ASC 740, “Income Taxes,” the Company recorded a valuation allowance to fully offset the gross deferred tax asset, because it is not more likely than not that the Company will realize future benefits associated with these deferred tax assets at December 31, 2013 and 2012.

The change in the valuation allowance for the years ended December 31, 2013 and 2012 was an increase of approximately $11.2 million and $1.3 million, respectively. The large increase in the valuation allowance for the year ended December 31, 2013 was mainly attributable to the reverse merger transaction, which resulted in acquired gross deferred tax assets with a corresponding full valuation allowance. Significant components of the Company’s deferred tax assets at December 31, 2013 and 2012 are as follows:

	December 31,
	2013	2012
	(in thousands)
Deferred tax assets:
Property, plant & equipment	$664	$—
Patents and other intangible assets	452	—
Accrued liabilities	433	—
Other	57	13
Net operating loss carryforwards – U.S.	5,230	139
Net operating loss carryforwards – Israel	3,370	1,355
Stock-based compensation	989	—
Gross deferred tax assets	11,195	1,507
Valuation allowance	(11,195)	(1,507)
Gross deferred tax assets after valuation allowance	-	—
Deferred tax liability – Amiket intangible assets	(10,870)	—
Net deferred tax liability	$(10,870)	—

A reconciliation of the federal statutory tax rate and the effective tax rates for the years ended December 31, 2013 and 2012 is as follows:

	For the Year Ended December 31,
	2013	2012
U.S. federal statutory tax rate	34.0%	34.0%
State income taxes, net of federal benefit	(3.2)	—
U.S. vs. foreign tax rate differential	(13.9)	(9.4)
Nontaxable bargain purchase gain	38.1	—
Equity-based compensation	(19.2)	—
Other	(0.2)	—
Change in valuation allowance	(35.8)	(24.9)
Effective tax rate	(0.2)%	(0.3)%

The Company has approximately $39.9 million of gross net operating loss carryforwards (federal, state and Israel) as of December 31, 2013. The Company reduced its tax attributes (NOL’s and tax credits) as a result of the Company’s ownership changes in 2007, 2009 and 2013 and the limitation placed on the utilization of its tax attributes as a substantial portion of the NOL’s and tax credits generated prior to the ownership changes will likely expire unused. The most significant reduction in tax attributes occurred in 2013 as a result of the reverse merger.

	December 31,
	2013	2012
	(in millions)
U.S. Federal NOL's	$13.2	$0.3
U.S. State NOL's	13.2	0.3
Israel NOL's	13.5	7.6
Total NOL’s	$39.9	$8.2

The Company’s federal and state NOL’s of $13.2 million each begin to expire after 2030 through 2033. The Company’s Israel NOL of $13.5 million does not expire.

As of January 1, 2007, the Company adopted guidance on accounting for uncertainty in income taxes which clarified the accounting for income taxes by prescribing the minimum threshold a tax position is required to meet before being recognized in the financial statements as well as guidance on de-recognition, measurement, classification and disclosure of tax positions. The adoption of this guidance by the Company did not have a material impact on the Company’s financial condition or results of operations and resulted in no cumulative effect of accounting change being recorded as of January 1, 2007. The Company has gross liabilities recorded of $40,000 for the years December 31, 2013 and 2012 to account for potential state income tax exposure.  The Company files income tax returns in the U.S. federal jurisdiction, New York, California and Israel.  Since the Company had losses in the past, all prior years that generated NOL’s are open and subject to audit examination in relation to the NOL generated from those years.  A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	2013	2012
	(in thousands)
Balance at January 1,	$40	$30
Additions related to tax positions	10	10
Reductions related to tax positions	(10)	—
Balance at December 31,	$40	$40